TRADE AND OTHER PAYABLES	12 Months Ended
Jun. 30, 2022
Trade and other payables [abstract]
Trade and other payables
16

TRADE AND OTHER PAYABLES
ACCOUNTING POLICIES
Trade and other payables, excluding Value Added Tax,

payroll accruals, accrued leave pay and provision for performance based
incentives, are non-derivative financial liabilities categorised as financial liabilities measured at amortised cost.
These liabilities

are initially

measured at

fair value

plus directly

attributable transaction

costs. Subsequent

to initial

recognition,
they are

measured at

amortised cost

using the

effective interest

method. The

Group derecognises

a financial

liability when

its
contractual rights are discharged, or cancelled or expire.
Short-term employee benefits are

expensed as the related

service is provided. A

liability is recognised for

the amount expected
to be paid if the Group has

a present legal or constructive obligation to

pay this amount as a result

of past service provided by the
employee and the obligation can be estimated reliably.
Amounts in R million Note 2022 2021
Trade payables and accruals 429.1 352.9
Value Added Tax 0.2 4.5
Accrued leave pay 55.7 53.2
Accrual for short term performance based incentives 87.5 74.2
Payroll accruals 25.9 25.0
598.4 509.8
Interest relating to trade payables and accruals included in profit or loss (1.8) (1.8)
RELATED PARTY

BALANCES
Trade payables and accruals include the following amounts payable to related parties:
Sibanye-Stillwater 25.8 12.0
Rand Refinery - 0.6
LIQUIDITY RISK
Trade payables and accruals are all expected to be settled within 12 months from reporting date.
FAIR VALUE

OF FINANCIAL INSTRUMENTS
The fair value of trade payables and accruals approximate their carrying value due to their short-term maturities.